Segment and Geographical Information - Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 2,929,491	$ 1,578,173
Geographic Concentration Risk | Sales Revenue, Net
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 2,929,491	$ 1,578,173
Revenues (as a percent)	100.00%	100.00%
Geographic Concentration Risk | Sales Revenue, Net | Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 192,721	$ 96,168
Revenues (as a percent)	6.60%	6.10%
Geographic Concentration Risk | Sales Revenue, Net | United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 1,954,105	$ 1,079,520
Revenues (as a percent)	66.70%	68.40%
Geographic Concentration Risk | Sales Revenue, Net | United Kingdom
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 199,825	$ 103,498
Revenues (as a percent)	6.80%	6.60%
Geographic Concentration Risk | Sales Revenue, Net | EMEA, Other
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 254,444	$ 121,063
Revenues (as a percent)	8.70%	7.70%
Geographic Concentration Risk | Sales Revenue, Net | Australia
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 122,007	$ 68,571
Revenues (as a percent)	4.20%	4.30%
Geographic Concentration Risk | Sales Revenue, Net | APAC, Other
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 170,233	$ 88,670
Revenues (as a percent)	5.80%	5.60%
Geographic Concentration Risk | Sales Revenue, Net | Latin America
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 36,156	$ 20,683
Revenues (as a percent)	1.20%	1.30%